Long-Term Debt - Additional Information (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Series A Preferred Stock		Dec. 31, 2012 Series A Preferred Stock		Jun. 20, 2012 Series A Preferred Stock	Jun. 14, 2013 BNY Capital A
Debt Instrument [Line Items]
Notes and debentures that mature in 2014	$ 4,370,000,000
Notes and debentures that mature in 2015	3,650,000,000
Notes and debentures that mature in 2016	2,450,000,000
Notes and debentures that mature in 2017	1,250,000,000
Notes and debentures that mature in 2018	2,850,000,000
Long term debt redeemable in 2014	300,000,000
Carrying value	1,562,000,000	[1]	1,068,000,000	[1]	500,000,000	[1]	500,000,000	[1]	500,000,000
Interest rate (percent)										7.78%
Liquidation amount per security										$ 1,000
Liquidation amount										$ 300,000,000

[1]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.